PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks 97.0%
Aerospace & Defense 1.6%
Boeing Co. (The)*	13,044	$3,124,821
General Dynamics Corp.	5,512	1,037,689
Howmet Aerospace, Inc.*	8,381	288,893
Huntington Ingalls Industries, Inc.	1,000	210,750
L3Harris Technologies, Inc.	4,916	1,062,593
Lockheed Martin Corp.	5,866	2,219,401
Northrop Grumman Corp.	3,568	1,296,718
Raytheon Technologies Corp.	35,931	3,065,274
Teledyne Technologies, Inc.*	1,108	464,064
Textron, Inc.	5,134	353,065
TransDigm Group, Inc.*	1,320	854,423
		13,977,691
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	3,200	299,744
Expeditors International of Washington, Inc.	4,000	506,400
FedEx Corp.	5,846	1,744,037
United Parcel Service, Inc. (Class B Stock)	17,190	3,575,004
		6,125,185
Airlines 0.3%
Alaska Air Group, Inc.*	2,500	150,775
American Airlines Group, Inc.*	14,250	302,242
Delta Air Lines, Inc.*	15,100	653,226
Southwest Airlines Co.*	13,674	725,953
United Airlines Holdings, Inc.*	7,000	366,030
		2,198,226
Auto Components 0.1%
Aptiv PLC*	6,450	1,014,779
BorgWarner, Inc.	5,400	262,116
		1,276,895
Automobiles 1.8%
Ford Motor Co.*	92,038	1,367,685
General Motors Co.*	29,900	1,769,183
Tesla, Inc.*	18,300	12,438,510
		15,575,378

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks 4.2%
Bank of America Corp.	178,795	$7,371,718
Citigroup, Inc.	48,895	3,459,321
Citizens Financial Group, Inc.	9,900	454,113
Comerica, Inc.	3,061	218,372
Fifth Third Bancorp	16,173	618,294
First Republic Bank	4,300	804,831
Huntington Bancshares, Inc.	33,829	482,740
JPMorgan Chase & Co.	71,803	11,168,238
KeyCorp	22,035	455,023
M&T Bank Corp.	3,070	446,102
People’s United Financial, Inc.	10,100	173,114
PNC Financial Services Group, Inc. (The)	10,072	1,921,335
Regions Financial Corp.	22,574	455,543
SVB Financial Group*	1,360	756,745
Truist Financial Corp.	31,372	1,741,146
U.S. Bancorp	31,795	1,811,361
Wells Fargo & Co.	97,536	4,417,405
Zions Bancorp NA	3,600	190,296
		36,945,697
Beverages 1.4%
Brown-Forman Corp. (Class B Stock)	3,950	296,013
Coca-Cola Co. (The)	91,764	4,965,350
Constellation Brands, Inc. (Class A Stock)	4,100	958,949
Molson Coors Beverage Co. (Class B Stock)*	4,094	219,807
Monster Beverage Corp.*	8,850	808,447
PepsiCo, Inc.	32,841	4,866,051
		12,114,617
Biotechnology 1.7%
AbbVie, Inc.	41,889	4,718,377
Alexion Pharmaceuticals, Inc.*	5,300	973,663
Amgen, Inc.	13,696	3,338,400
Biogen, Inc.*	3,630	1,256,960
Gilead Sciences, Inc.	29,300	2,017,598
Incyte Corp.*	4,400	370,172
Regeneron Pharmaceuticals, Inc.*	2,560	1,429,862
Vertex Pharmaceuticals, Inc.*	6,160	1,242,041
		15,347,073
Building Products 0.5%
A.O. Smith Corp.	3,200	230,592

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Allegion PLC	2,033	$283,197
Carrier Global Corp.	19,229	934,529
Fortune Brands Home & Security, Inc.	3,400	338,674
Johnson Controls International PLC	16,687	1,145,229
Masco Corp.	5,826	343,210
Trane Technologies PLC	5,800	1,068,012
		4,343,443
Capital Markets 2.9%
Ameriprise Financial, Inc.	2,861	712,046
Bank of New York Mellon Corp. (The)	18,638	954,825
BlackRock, Inc.	3,410	2,983,648
Cboe Global Markets, Inc.	2,500	297,625
Charles Schwab Corp. (The)	35,111	2,556,432
CME Group, Inc.	8,400	1,786,512
Franklin Resources, Inc.	6,442	206,080
Goldman Sachs Group, Inc. (The)	8,130	3,085,579
Intercontinental Exchange, Inc.	13,340	1,583,458
Invesco Ltd.	8,300	221,859
MarketAxess Holdings, Inc.	900	417,231
Moody’s Corp.	3,876	1,404,546
Morgan Stanley	35,290	3,235,740
MSCI, Inc.	2,000	1,066,160
Nasdaq, Inc.	2,700	474,660
Northern Trust Corp.	5,062	585,268
Raymond James Financial, Inc.	3,000	389,700
S&P Global, Inc.	5,770	2,368,296
State Street Corp.	8,162	671,569
T. Rowe Price Group, Inc.	5,400	1,069,038
		26,070,272
Chemicals 1.7%
Air Products & Chemicals, Inc.	5,302	1,525,279
Albemarle Corp.	2,640	444,734
Celanese Corp.	2,700	409,320
CF Industries Holdings, Inc.	4,700	241,815
Corteva, Inc.	16,809	745,479
Dow, Inc.	17,409	1,101,642
DuPont de Nemours, Inc.	12,609	976,063
Eastman Chemical Co.	3,086	360,290
Ecolab, Inc.	5,842	1,203,277
FMC Corp.	2,900	313,780
International Flavors & Fragrances, Inc.	5,715	853,821

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Linde PLC (United Kingdom)	12,468	$3,604,499
LyondellBasell Industries NV (Class A Stock)	6,100	627,507
Mosaic Co. (The)	7,800	248,898
PPG Industries, Inc.	5,748	975,838
Sherwin-Williams Co. (The)	5,788	1,576,941
		15,209,183
Commercial Services & Supplies 0.4%
Cintas Corp.	2,160	825,120
Copart, Inc.*	5,000	659,150
Republic Services, Inc.	4,935	542,899
Rollins, Inc.	5,175	176,985
Waste Management, Inc.	9,113	1,276,823
		3,480,977
Communications Equipment 0.8%
Arista Networks, Inc.*	1,350	489,118
Cisco Systems, Inc.	99,644	5,281,132
F5 Networks, Inc.*	1,500	279,990
Juniper Networks, Inc.	7,400	202,390
Motorola Solutions, Inc.	4,156	901,229
		7,153,859
Construction & Engineering 0.0%
Quanta Services, Inc.	3,300	298,881
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,500	527,715
Vulcan Materials Co.	3,100	539,617
		1,067,332
Consumer Finance 0.6%
American Express Co.	15,499	2,560,900
Capital One Financial Corp.	10,766	1,665,392
Discover Financial Services	7,318	865,646
Synchrony Financial	12,465	604,802
		5,696,740
Containers & Packaging 0.3%
Amcor PLC	35,660	408,664

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (cont’d.)
Avery Dennison Corp.	2,038	$428,469
Ball Corp.	7,728	626,123
International Paper Co.	9,084	556,940
Packaging Corp. of America	2,370	320,945
Sealed Air Corp.	3,136	185,808
Westrock Co.	6,033	321,076
		2,848,025
Distributors 0.1%
Genuine Parts Co.	3,499	442,519
LKQ Corp.*	6,300	310,086
Pool Corp.	1,000	458,660
		1,211,265
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	44,990	12,503,621
Diversified Telecommunication Services 1.2%
AT&T, Inc.	168,907	4,861,143
Lumen Technologies, Inc.	22,679	308,208
Verizon Communications, Inc.	98,133	5,498,392
		10,667,743
Electric Utilities 1.5%
Alliant Energy Corp.	5,400	301,104
American Electric Power Co., Inc.(a)	11,591	980,483
Duke Energy Corp.	18,139	1,790,682
Edison International	8,962	518,183
Entergy Corp.	4,715	470,085
Evergy, Inc.	5,000	302,150
Eversource Energy	8,200	657,968
Exelon Corp.	22,912	1,015,231
FirstEnergy Corp.	12,377	460,548
NextEra Energy, Inc.	46,028	3,372,932
NRG Energy, Inc.	5,300	213,590
Pinnacle West Capital Corp.	2,600	213,122
PPL Corp.	17,352	485,335
Southern Co. (The)	24,915	1,507,607
Xcel Energy, Inc.	12,483	822,380
		13,111,400

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.6%
AMETEK, Inc.	5,600	$747,600
Eaton Corp. PLC	9,593	1,421,491
Emerson Electric Co.	14,350	1,381,044
Generac Holdings, Inc.*	1,500	622,725
Rockwell Automation, Inc.	2,743	784,553
		4,957,413
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. (Class A Stock)	14,200	971,422
CDW Corp.	3,300	576,345
Corning, Inc.	17,797	727,897
IPG Photonics Corp.*	900	189,693
Keysight Technologies, Inc.*	4,400	679,404
TE Connectivity Ltd.	7,950	1,074,920
Trimble, Inc.*	6,000	490,980
Zebra Technologies Corp. (Class A Stock)*	1,300	688,337
		5,398,998
Energy Equipment & Services 0.2%
Baker Hughes Co.	16,945	387,532
Halliburton Co.	20,922	483,717
NOV, Inc.*	7,800	119,496
Schlumberger NV	32,732	1,047,751
		2,038,496
Entertainment 1.9%
Activision Blizzard, Inc.	18,300	1,746,552
Electronic Arts, Inc.	6,800	978,044
Live Nation Entertainment, Inc.*	3,000	262,770
Netflix, Inc.*	10,530	5,562,051
Take-Two Interactive Software, Inc.*	2,700	477,954
Walt Disney Co. (The)*	43,036	7,564,438
		16,591,809
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	3,100	564,014
American Tower Corp.	10,850	2,931,019
AvalonBay Communities, Inc.	3,411	711,842
Boston Properties, Inc.	3,280	375,855
Crown Castle International Corp.	10,300	2,009,530
Digital Realty Trust, Inc.	6,700	1,008,082

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Duke Realty Corp.	8,700	$411,945
Equinix, Inc.	2,166	1,738,432
Equity Residential	8,000	616,000
Essex Property Trust, Inc.	1,600	480,016
Extra Space Storage, Inc.	3,100	507,842
Federal Realty Investment Trust	1,500	175,755
Healthpeak Properties, Inc.	11,900	396,151
Host Hotels & Resorts, Inc.*	16,336	279,182
Iron Mountain, Inc.	6,005	254,132
Kimco Realty Corp.	8,800	183,480
Mid-America Apartment Communities, Inc.	2,770	466,523
Prologis, Inc.	17,537	2,096,198
Public Storage	3,600	1,082,484
Realty Income Corp.	8,700	580,638
Regency Centers Corp.	3,600	230,652
SBA Communications Corp.	2,650	844,555
Simon Property Group, Inc.	7,689	1,003,261
UDR, Inc.	6,900	337,962
Ventas, Inc.	8,333	475,814
Vornado Realty Trust	3,284	153,264
Welltower, Inc.	10,000	831,000
Weyerhaeuser Co.	17,239	593,366
		21,338,994
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	10,458	4,137,917
Kroger Co. (The)	17,368	665,368
Sysco Corp.	12,080	939,220
Walgreens Boots Alliance, Inc.	16,678	877,429
Walmart, Inc.	32,586	4,595,278
		11,215,212
Food Products 0.9%
Archer-Daniels-Midland Co.	13,259	803,495
Campbell Soup Co.	4,347	198,180
Conagra Brands, Inc.	11,143	405,382
General Mills, Inc.	14,044	855,701
Hershey Co. (The)	3,516	612,417
Hormel Foods Corp.	6,000	286,500
J.M. Smucker Co. (The)	2,600	336,882
Kellogg Co.	5,570	358,318
Kraft Heinz Co. (The)	15,055	613,943
Lamb Weston Holdings, Inc.	3,400	274,244

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
McCormick & Co., Inc.	6,000	$529,920
Mondelez International, Inc. (Class A Stock)	33,066	2,064,641
Tyson Foods, Inc. (Class A Stock)	6,700	494,192
		7,833,815
Gas Utilities 0.0%
Atmos Energy Corp.	3,100	297,941
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	42,113	4,882,160
ABIOMED, Inc.*	1,100	343,321
Align Technology, Inc.*	1,770	1,081,470
Baxter International, Inc.	11,974	963,907
Becton, Dickinson & Co.	6,965	1,693,818
Boston Scientific Corp.*	33,072	1,414,159
Cooper Cos., Inc. (The)	1,200	475,524
Danaher Corp.	15,120	4,057,603
DENTSPLY SIRONA, Inc.	5,200	328,952
Dexcom, Inc.*	2,240	956,480
Edwards Lifesciences Corp.*	14,610	1,513,158
Hologic, Inc.*	6,000	400,320
IDEXX Laboratories, Inc.*	2,080	1,313,624
Intuitive Surgical, Inc.*	2,810	2,584,188
Medtronic PLC	31,815	3,949,196
ResMed, Inc.	3,490	860,355
STERIS PLC	2,100	433,230
Stryker Corp.(a)	7,830	2,033,686
Teleflex, Inc.	1,100	441,969
West Pharmaceutical Services, Inc.	1,740	624,834
Zimmer Biomet Holdings, Inc.	5,011	805,869
		31,157,823
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	3,560	407,584
Anthem, Inc.	5,860	2,237,348
Cardinal Health, Inc.	6,373	363,835
Centene Corp.*	13,408	977,846
Cigna Corp.	8,368	1,983,802
CVS Health Corp.	30,946	2,582,134
DaVita, Inc.*	1,700	204,731
HCA Healthcare, Inc.	6,300	1,302,462
Henry Schein, Inc.*	3,200	237,408
Humana, Inc.	3,100	1,372,432

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Laboratory Corp. of America Holdings*	2,400	$662,040
McKesson Corp.	3,826	731,684
Quest Diagnostics, Inc.	3,000	395,910
UnitedHealth Group, Inc.	22,398	8,969,055
Universal Health Services, Inc. (Class B Stock)	1,770	259,181
		22,687,452
Health Care Technology 0.1%
Cerner Corp.	6,900	539,304
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.*	1,030	2,253,733
Caesars Entertainment, Inc.*	4,700	487,625
Carnival Corp.*	18,000	474,480
Chipotle Mexican Grill, Inc.*	750	1,162,755
Darden Restaurants, Inc.	3,053	445,707
Domino’s Pizza, Inc.	1,000	466,490
Expedia Group, Inc.*	3,300	540,243
Hilton Worldwide Holdings, Inc.*	6,460	779,205
Las Vegas Sands Corp.*	7,760	408,874
Marriott International, Inc. (Class A Stock)*	6,240	851,885
McDonald’s Corp.	17,680	4,083,903
MGM Resorts International	9,300	396,645
Norwegian Cruise Line Holdings Ltd.*	8,400	247,044
Penn National Gaming, Inc.*	3,200	244,768
Royal Caribbean Cruises Ltd.*	4,900	417,872
Starbucks Corp.	27,980	3,128,444
Wynn Resorts Ltd.*	2,300	281,290
Yum! Brands, Inc.	7,164	824,075
		17,495,038
Household Durables 0.4%
D.R. Horton, Inc.	7,700	695,849
Garmin Ltd.	3,600	520,704
Leggett & Platt, Inc.	2,600	134,706
Lennar Corp. (Class A Stock)	6,600	655,710
Mohawk Industries, Inc.*	1,340	257,534
Newell Brands, Inc.	7,927	217,755
NVR, Inc.*	90	447,597
PulteGroup, Inc.	5,711	311,649
Whirlpool Corp.	1,485	323,760
		3,565,264

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 1.3%
Church & Dwight Co., Inc.	5,800	$494,276
Clorox Co. (The)(a)	3,032	545,487
Colgate-Palmolive Co.	19,960	1,623,746
Kimberly-Clark Corp.	8,116	1,085,758
Procter & Gamble Co. (The)	58,063	7,834,441
		11,583,708
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	14,700	383,229
Industrial Conglomerates 1.2%
3M Co.	13,738	2,728,779
General Electric Co.	206,907	2,784,968
Honeywell International, Inc.	16,485	3,615,985
Roper Technologies, Inc.	2,530	1,189,606
		10,319,338
Insurance 1.8%
Aflac, Inc.	14,800	794,168
Allstate Corp. (The)	7,108	927,168
American International Group, Inc.	19,951	949,668
Aon PLC (Class A Stock)(a)	5,289	1,262,802
Arthur J. Gallagher & Co.	4,800	672,384
Assurant, Inc.	1,300	203,034
Chubb Ltd.	10,753	1,709,082
Cincinnati Financial Corp.	3,407	397,324
Everest Re Group Ltd.	950	239,410
Globe Life, Inc.	2,133	203,168
Hartford Financial Services Group, Inc. (The)	8,053	499,044
Lincoln National Corp.	3,951	248,281
Loews Corp.	4,917	268,714
Marsh & McLennan Cos., Inc.	12,040	1,693,787
MetLife, Inc.	17,650	1,056,352
Principal Financial Group, Inc.	5,700	360,183
Progressive Corp. (The)	13,816	1,356,869
Prudential Financial, Inc.(g)	9,300	952,971
Travelers Cos., Inc. (The)	6,031	902,901
Unum Group	4,226	120,018
W.R. Berkley Corp.	3,300	245,619
Willis Towers Watson PLC	3,100	713,062
		15,776,009

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 6.3%
Alphabet, Inc. (Class A Stock)*	7,200	$17,580,888
Alphabet, Inc. (Class C Stock)*	6,802	17,047,989
Facebook, Inc. (Class A Stock)*	57,010	19,822,947
Twitter, Inc.*	18,400	1,266,104
		55,717,928
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	10,175	35,003,628
eBay, Inc.(a)	15,340	1,077,021
Etsy, Inc.*	3,100	638,104
		36,718,753
IT Services 5.0%
Accenture PLC (Class A Stock)	15,190	4,477,860
Akamai Technologies, Inc.*	3,800	443,080
Automatic Data Processing, Inc.	10,148	2,015,596
Broadridge Financial Solutions, Inc.	2,700	436,131
Cognizant Technology Solutions Corp. (Class A Stock)	12,500	865,750
DXC Technology Co.*	5,259	204,785
Fidelity National Information Services, Inc.	14,760	2,091,049
Fiserv, Inc.*	14,200	1,517,838
FleetCor Technologies, Inc.*	2,060	527,484
Gartner, Inc.*	2,070	501,354
Global Payments, Inc.	7,094	1,330,409
International Business Machines Corp.	21,274	3,118,556
Jack Henry & Associates, Inc.	1,700	277,967
Mastercard, Inc. (Class A Stock)	20,700	7,557,363
Paychex, Inc.	7,725	828,893
PayPal Holdings, Inc.*	27,830	8,111,888
VeriSign, Inc.*	2,380	541,902
Visa, Inc. (Class A Stock)(a)	40,250	9,411,255
Western Union Co. (The)	9,352	214,815
		44,473,975
Leisure Products 0.0%
Hasbro, Inc.	3,154	298,116
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	7,298	1,078,717
Bio-Rad Laboratories, Inc. (Class A Stock)*	600	386,574
Charles River Laboratories International, Inc.*	1,150	425,408
Illumina, Inc.*	3,530	1,670,431

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
IQVIA Holdings, Inc.*	4,610	$1,117,095
Mettler-Toledo International, Inc.*	610	845,058
PerkinElmer, Inc.	2,770	427,716
Thermo Fisher Scientific, Inc.	9,382	4,732,938
Waters Corp.*	1,520	525,327
		11,209,264
Machinery 1.6%
Caterpillar, Inc.	13,096	2,850,082
Cummins, Inc.	3,606	879,179
Deere & Co.	7,480	2,638,271
Dover Corp.	3,362	506,317
Fortive Corp.	7,950	554,433
IDEX Corp.	1,800	396,090
Illinois Tool Works, Inc.	6,786	1,517,078
Ingersoll Rand, Inc.*	8,429	411,420
Otis Worldwide Corp.	9,464	773,871
PACCAR, Inc.	8,064	719,712
Parker-Hannifin Corp.	3,068	942,213
Pentair PLC	3,646	246,069
Snap-on, Inc.	1,342	299,843
Stanley Black & Decker, Inc.	3,788	776,502
Westinghouse Air Brake Technologies Corp.	4,160	342,368
Xylem, Inc.	4,350	521,826
		14,375,274
Media 1.2%
Charter Communications, Inc. (Class A Stock)*	3,290	2,373,571
Comcast Corp. (Class A Stock)	108,620	6,193,512
Discovery, Inc. (Class A Stock)*(a)	3,300	101,244
Discovery, Inc. (Class C Stock)*	6,500	188,370
DISH Network Corp. (Class A Stock)*	5,333	222,919
Fox Corp. (Class A Stock)	7,066	262,361
Fox Corp. (Class B Stock)	3,366	118,483
Interpublic Group of Cos., Inc. (The)	8,588	279,024
News Corp. (Class A Stock)	9,075	233,863
News Corp. (Class B Stock)	1,800	43,830
Omnicom Group, Inc.	5,134	410,669
ViacomCBS, Inc. (Class B Stock)	13,597	614,584
		11,042,430

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	33,892	$1,257,732
Newmont Corp.	18,797	1,191,354
Nucor Corp.	6,812	653,475
		3,102,561
Multiline Retail 0.5%
Dollar General Corp.	5,600	1,211,784
Dollar Tree, Inc.*	5,342	531,529
Target Corp.	11,782	2,848,181
		4,591,494
Multi-Utilities 0.7%
Ameren Corp.	5,969	477,759
CenterPoint Energy, Inc.	12,079	296,177
CMS Energy Corp.	6,600	389,928
Consolidated Edison, Inc.	8,051	577,418
Dominion Energy, Inc.	18,850	1,386,795
DTE Energy Co.	4,587	594,475
NiSource, Inc.	8,800	215,600
Public Service Enterprise Group, Inc.	11,794	704,574
Sempra Energy	7,278	964,189
WEC Energy Group, Inc.	7,333	652,270
		6,259,185
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	7,948	171,915
Cabot Oil & Gas Corp.	9,000	157,140
Chevron Corp.	45,947	4,812,489
ConocoPhillips	31,581	1,923,283
Devon Energy Corp.	12,900	376,551
Diamondback Energy, Inc.	4,300	403,727
EOG Resources, Inc.	13,700	1,143,128
Exxon Mobil Corp.	100,452	6,336,512
Hess Corp.	6,334	553,085
Kinder Morgan, Inc.	45,680	832,747
Marathon Oil Corp.	16,678	227,154
Marathon Petroleum Corp.	15,076	910,892
Occidental Petroleum Corp.	19,679	615,362
ONEOK, Inc.	10,000	556,400
Phillips 66	10,228	877,767
Pioneer Natural Resources Co.	5,400	877,608

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	9,700	$757,376
Williams Cos., Inc. (The)	28,292	751,153
		22,284,289
Personal Products 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,470	1,739,898
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	52,679	3,520,011
Catalent, Inc.*	3,900	421,668
Eli Lilly & Co.	18,897	4,337,239
Johnson & Johnson	62,409	10,281,259
Merck & Co., Inc.	60,093	4,673,433
Organon & Co.*	5,509	166,702
Perrigo Co. PLC	2,800	128,380
Pfizer, Inc.	131,963	5,167,671
Viatris, Inc.	27,699	395,819
Zoetis, Inc.	11,300	2,105,868
		31,198,050
Professional Services 0.4%
Equifax, Inc.	2,930	701,764
IHS Markit Ltd.	8,800	991,408
Jacobs Engineering Group, Inc.	3,100	413,602
Leidos Holdings, Inc.	3,100	313,410
Nielsen Holdings PLC	7,400	182,558
Robert Half International, Inc.	2,500	222,425
Verisk Analytics, Inc.	3,930	686,650
		3,511,817
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	7,700	660,121
Road & Rail 0.9%
CSX Corp.	53,154	1,705,180
J.B. Hunt Transport Services, Inc.	1,950	317,753
Kansas City Southern	2,150	609,246
Norfolk Southern Corp.	5,931	1,574,147
Old Dominion Freight Line, Inc.	2,400	609,120
Union Pacific Corp.	15,736	3,460,818
		8,276,264

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc.*	28,750	$2,700,487
Analog Devices, Inc.	8,747	1,505,884
Applied Materials, Inc.	21,888	3,116,851
Broadcom, Inc.	9,759	4,653,482
Enphase Energy, Inc.*	3,200	587,616
Intel Corp.	96,048	5,392,135
KLA Corp.	3,630	1,176,882
Lam Research Corp.	3,442	2,239,709
Maxim Integrated Products, Inc.	6,300	663,768
Microchip Technology, Inc.	6,360	952,346
Micron Technology, Inc.*	26,516	2,253,330
Monolithic Power Systems, Inc.	1,050	392,123
NVIDIA Corp.	14,800	11,841,480
NXP Semiconductors NV (China)	6,560	1,349,523
Qorvo, Inc.*(a)	2,671	522,581
QUALCOMM, Inc.	26,900	3,844,817
Skyworks Solutions, Inc.	4,000	767,000
Teradyne, Inc.	3,900	522,444
Texas Instruments, Inc.	21,852	4,202,140
Xilinx, Inc.	5,900	853,376
		49,537,974
Software 8.6%
Adobe, Inc.*	11,400	6,676,296
ANSYS, Inc.*	2,100	728,826
Autodesk, Inc.*	5,320	1,552,908
Cadence Design Systems, Inc.*	6,500	889,330
Citrix Systems, Inc.	2,960	347,119
Fortinet, Inc.*	3,300	786,027
Intuit, Inc.	6,470	3,171,400
Microsoft Corp.	178,612	48,385,991
NortonLifeLock, Inc.	12,917	351,601
Oracle Corp.	43,090	3,354,126
Paycom Software, Inc.*	1,150	417,990
PTC, Inc.*	2,300	324,898
salesforce.com, Inc.*	21,860	5,339,742
ServiceNow, Inc.*	4,720	2,593,876
Synopsys, Inc.*	3,700	1,020,423
Tyler Technologies, Inc.*	1,000	452,370
		76,392,923
Specialty Retail 2.2%
Advance Auto Parts, Inc.	1,650	338,481

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
AutoZone, Inc.*	590	$880,410
Best Buy Co., Inc.	5,200	597,896
CarMax, Inc.*(a)	4,000	516,600
Gap, Inc. (The)	4,313	145,133
Home Depot, Inc. (The)	25,264	8,056,437
L Brands, Inc.	5,122	369,091
Lowe’s Cos., Inc.	16,866	3,271,498
O’Reilly Automotive, Inc.*	1,730	979,543
Ross Stores, Inc.	8,600	1,066,400
TJX Cos., Inc. (The)	28,528	1,923,358
Tractor Supply Co.	2,800	520,968
Ulta Beauty, Inc.*	1,320	456,416
		19,122,231
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	371,762	50,916,524
Hewlett Packard Enterprise Co.	30,702	447,635
HP, Inc.	28,202	851,418
NetApp, Inc.	5,000	409,100
Seagate Technology Holdings PLC (Ireland)	4,700	413,271
Western Digital Corp.*	6,825	485,735
		53,523,683
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	8,200	153,094
NIKE, Inc. (Class B Stock)	30,074	4,646,132
PVH Corp.*	1,700	182,903
Ralph Lauren Corp.	1,100	129,591
Tapestry, Inc.*	6,500	282,620
Under Armour, Inc. (Class A Stock)*	3,600	76,140
Under Armour, Inc. (Class C Stock)*	2,967	55,097
VF Corp.	7,336	601,846
		6,127,423
Tobacco 0.6%
Altria Group, Inc.	43,479	2,073,079
Philip Morris International, Inc.	36,879	3,655,077
		5,728,156
Trading Companies & Distributors 0.2%
Fastenal Co.	13,200	686,400

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
United Rentals, Inc.*	1,750	$558,267
W.W. Grainger, Inc.	1,034	452,892
		1,697,559
Water Utilities 0.1%
American Water Works Co., Inc.	4,300	662,759
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*	13,870	2,008,792

Total Common Stocks (cost $155,794,892)		860,664,265
Exchange-Traded Funds 1.3%
iShares Core S&P 500 ETF(a)	13,660	5,872,707
SPDR S&P 500 ETF Trust(a)	12,300	5,265,138

Total Exchange-Traded Funds (cost $8,550,299)		11,137,845

Total Long-Term Investments (cost $164,345,191)		871,802,110

Short-Term Investments 4.7%
Affiliated Mutual Funds 4.5%
PGIM Core Ultra Short Bond Fund(wa)	15,067,421	15,067,421
PGIM Institutional Money Market Fund (cost $24,974,393; includes $24,973,283 of cash collateral for securities on loan)(b)(wa)	24,990,838	24,975,843

Total Affiliated Mutual Funds (cost $40,041,814)		40,043,264

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $1,499,872)	0.040%	09/16/21	1,500	$1,499,856

Total Short-Term Investments (cost $41,541,686)				41,543,120

TOTAL INVESTMENTS 103.0% (cost $205,886,877)				913,345,230
Liabilities in excess of other assets(z) (3.0)%				(26,275,900)

Net Assets 100.0%				$887,069,330

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,367,952; cash collateral of $24,973,283 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
77	S&P 500 E-Mini Index	Sep. 2021	$16,511,110	$207,026
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).